S000093541 [Member] Shareholder Fees - NexPoint Credit Catalyst Fund	Jun. 30, 2026
Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%

[1]
Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within 18 months of purchase.

[2]	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.